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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended March 31, 2013

                Check here if Amendment [_]; Amendment Number:
                This Amendment (Check only one.):
                       [_] is a restatement.
                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address:  215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicholas Moakes

Title: Head of Public Markets

Phone: +44 207 611 7227

Signature, Place, and Date of Signing:

/s/ Nicholas Moakes                  London               19/04/2013
------------------------         ---------------        --------------
      (Name)                      (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22 Items

Form 13F Information Table Value Total:  $ 2,710,740 (thousands)

List of Other Included Managers:  Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
ITEM 1                              ITEM 2       ITEM 3      ITEM 4       ITEM 5             ITEM 6    ITEM 7       ITEM 8
------                         ---------------- --------- ------------ ------------        ---------- -------- ----------------
                                                          Market Value Shares / Prn        Investment  Other   Voting Authority
Name of Issuer                  Title of Class   CUSIP     (X $1,000)      Amt.     SH/PRN Discretion Managers       Sole
--------------                 ---------------- --------- ------------ ------------ ------ ---------- -------- ----------------

APPLE INC                      COM              037833100      203,610      460,000   SH      SOLE      NONE            460,000
BANK OF AMERICA CORPORATION    COM              060505104      158,340   13,000,000   SH      SOLE      NONE         13,000,000
BANK OF AMERICA CORPORATION    COM              060505104       12,180    1,000,000  CALL     SOLE      NONE          1,000,000
BANKUNITED INC                 COM              06652K103      102,480    4,000,000   SH      SOLE      NONE          4,000,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      156,280        1,000   SH      SOLE      NONE              1,000
CISCO SYS INC                  COM              17275R102      134,869    6,450,000   SH      SOLE      NONE          6,450,000
COCA COLA CO                   COM              191216100      129,408    3,200,000   SH      SOLE      NONE          3,200,000
EXXON MOBIL CORP               COM              30231G102      117,143    1,300,000   SH      SOLE      NONE          1,300,000
FACEBOOK INC                   CL A             30303M102       93,902    3,670,941   SH      SOLE      NONE          3,670,941
GENERAL ELECTRIC CO            COM              369604103      173,400    7,500,000   SH      SOLE      NONE          7,500,000
GOOGLE INC                     CL A             38259P508      178,657      225,000   SH      SOLE      NONE            225,000
GREEN DOT CORP                 CL A             39304D102       33,420    2,000,000   SH      SOLE      NONE          2,000,000
INTERNATIONAL BUSINESS MACHS   COM              459200101      174,906      820,000   SH      SOLE      NONE            820,000
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106       49,840    2,800,000   SH      SOLE      NONE          2,800,000
JOHNSON & JOHNSON              COM              478160104      134,524    1,650,000   SH      SOLE      NONE          1,650,000
JPMORGAN CHASE & CO            COM              46625H100      173,229    3,650,000   SH      SOLE      NONE          3,650,000
MICROSOFT CORP                 COM              594918104      161,646    5,650,000   SH      SOLE      NONE          5,650,000
MORGAN STANLEY                 COM NEW          617446448      114,296    5,200,000   SH      SOLE      NONE          5,200,000
MORGAN STANLEY                 COM              617446448       15,386      700,000  CALL     SOLE      NONE            700,000
PEPSICO INC                    COM              713448108      142,398    1,800,000   SH      SOLE      NONE          1,800,000
PROCTER & GAMBLE CO            COM              742718109      131,002    1,700,000   SH      SOLE      NONE          1,700,000
SCHLUMBERGER LTD               COM              806857108      119,824    1,600,000   SH      SOLE      NONE          1,600,000

                                                             2,710,740   68,376,941                                  68,376,941
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